Other Liabilities And Accrued Expenses	12 Months Ended
Dec. 31, 2011
Other Liabilities And Accrued Expenses [Abstract]
Other Liabilities And Accrued Expenses
NOTE 6      -   OTHER LIABILITIES AND ACCRUED EXPENSES

	December 31,
	2 0 1 1	2 0 1 0

Employees and related liabilities	$2,569	$2,289
Accrued expenses	1,892	1,969
Accrued royalties	2,967	2,983
Taxes to government institutions	836	506
Derivative instruments	277	-
Deferred tax liability	363	363
	$8,904	$8,110